3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies Details Narrative
Restricted cash	$ 6,129	$ 157
Advertising expense	$ 414	$ 440	$ 436